Short-Term Borrowings - Reconciliation of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Short-Term Borrowings
Beginning balance	$ 453,000
Change from financing activities:
Ending Balance	503,700	$ 453,000
Unsecured Borrowings
Short-Term Borrowings
Beginning balance	0	0
Change from financing activities:
Proceeds from borrowings	0	47,226
Repayments of borrowings	0	(47,226)
Total changes from financing activities	0	0
Ending Balance	0	0
Secured Borrowings
Short-Term Borrowings
Beginning balance	453,000	369,300
Change from financing activities:
Proceeds from borrowings	1,780,300	1,383,300
Repayments of borrowings	(1,729,600)	(1,299,600)
Total changes from financing activities	50,700	83,700
Ending Balance	$ 503,700	$ 453,000